Cost of Sales - Disclosure of cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Production costs	R 38,923	R 34,866	R 33,099
Amortisation and depreciation of mining assets	4,546	3,355	3,622
Amortisation and depreciation of assets other than mining assets	96	99	61
Rehabilitation expenditure	3	32	136
Care and maintenance costs of restructured shafts	246	227	273
Employment termination and restructuring costs	86	597	218
Share-based payments	171	51	143
Impairment of assets	2,793	0	4,433
Toll treatment costs	420	323	0
Other	(51)	(15)	(58)
Total cost of sales	R 47,233	R 39,535	R 41,927